Earnings per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income:
Net (loss)/ income	$ 1,964	$ (4,460)
Basic (loss)/ earnings per share:
Weighted average common shares outstanding, basic	5,414,998	5,385,359
Basic (loss)/earnings per share	$ 0.36	$ (0.83)
Effect of dilutive securities:
Dilutive effect of non-vested shares	28,641	0
Weighted average common shares outstanding, diluted	5,443,639	5,385,359
Diluted (loss)/earnings per share	$ 0.36	$ (0.83)